Condensed financial information of the parent company (unaudited)	12 Months Ended
May 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company (unaudited)

Note 12 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIE in accordance with Rule 4-08(e)(3) of Regulation S-X promulgated by the SEC, “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the required financial statement information for the parent company, ZKGC New Energy Limited. The subsidiaries did not pay any dividends to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIE under the equity method of accounting. Such investments are presented on the separate parent only balance sheet as “Investment in subsidiaries and VIE” and the income of the subsidiaries and VIE are presented as “equity in income of subsidiaries and VIE.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

PARENT COMPANY BALANCE SHEETS

	May 31, 2022	May 31, 2021

ASSETS
OTHER ASSETS
Receivable from VIE	$61,313	$-
Investment in subsidiaries and VIE	250,591	225,316

Total assets	$311,904	$225,316

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY

Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 10,000,000 shares issued and outstanding as of May 31, 2022 and May 31, 2021)*	13,000	10,000
Additional paid-in capital	230,668	172,355
Retained earnings	64,605	31,192
Statutory reserves	10,429	4,729
Other comprehensive income	(6,798)	7,040
Total equity	311,904	225,316

Total liabilities and stockholders’ equity	$311,904	$225,316

*	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on September 14, 2021.

	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

EQUITY IN INCOME OF SUBSIDIARIES AND VIE	$38,811	$35,806

COSTS AND EXPENSES
General and Administrative expenses	-	-
Total costs and expenses	-	-

INCOME BEFORE INCOME TAXES	38,811	35,806

PROVISION FOR INCOME TAXES	-	-

NET INCOME	38,811	35,806

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(13,838)	7,040
COMPREHENSIVE INCOME	$24,973	$42,846

	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$38,811	$35,806
Adjustments to reconcile net income to cash used in operating activities:
Equity in income of subsidiaries and VIE	(38,811)	(35,806)

Net cash used in operating activities	-	-

CHANGES IN CASH	-	-

CASH, beginning of period	-	-

CASH, end of period	$-	$-